UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09067

Kirr, Marbach Partners Funds, Inc.
(Exact name of registrant as specified in charter)

621 Washington Street, Columbus, IN 47201
(Address of principal executive offices) (Zip code)

Kirr, Marbach & Company, LLC, 621 Washington Street, Columbus, IN 47201
(Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2021

Date of reporting period:  March 31, 2021

Item 1. Report to Stockholders.

(a)

Kirr, Marbach Partners
Value Fund

Semi-Annual Report

www▪kmpartnersfunds▪com	March 31, 2021

KIRR, MARBACH PARTNERS

VALUE FUND

“Let me tell you the secret that has led me to my goal.  My strength lies solely in my tenacity.”
— Louis Pasteur (Developer of Principle of Vaccination)

May 3, 2021

Dear Fellow Shareholders:

What a difference 12-months makes!  The U.S. stock market bottomed on March 23, 2020 after the S&P 500 Index had plunged a harrowing 34% in just 23 trading days, it’s most rapid meltdown in history.  Many Investors were understandably shell-shocked and nobody could have predicted stocks would be at record highs just a year later.  While our stomachs felt queasy, our minds told us the downdraft was an opportunity to upgrade the quality of client equity portfolios by buying higher-quality, larger-capitalization stocks of better businesses we previously viewed as too expensive.

While we always preach about the importance of not focusing on short-term performance, we are still pleased performance in the first half of 2021 was exceptionally strong, both on an absolute basis and relative to the S&P 500 Index.  Further, our performance for both the 6- and 12-months periods ending March 31, 2021 were our highest in more than a decade.

This drove home the lesson stocks are inherently volatile, so it’s vitally important for long-term investors to stay calm, stay in and stay the course.  Indeed, if you had been scared out of the market on March 23, you would have missed both the biggest daily percentage gain since 1933 (9.4% on March 24) and largest three-day advance in more than 80 years (17.6% from March 24-26).  If you’re out of the market, you simply cannot make up those missed opportunities!

While we remain committed to our “Value” investing style, we think it makes good sense to not get too hung up on labels and broaden our definition of “Value,” a term that had come to mean strictly “low-multiple” of various metrics.  Whereas these valuation metrics can be useful in screening the universe of stocks for possible investment candidates, you have to assess a company’s products, competitive position, growth prospects, quality of management and many other factors before you can judge whether a cheap stock is a discarded “cigar butt” lying in the street or undervalued opportunity.

In other words, value is where you find it.  Investors can often find value among “Growth” stocks while “Value” stocks are often cheap for good reasons.  As Warren Buffett advised, “it’s far better to buy a wonderful company at a fair price than a fair company at a wonderful price.”

Though we’ve been willing to pay more for size and quality, we’re still 100% committed to finding undervalued stocks (not buying overvalued stocks just because they’re going up).  We firmly believed the fortunes of “Value” would turn for the better at some point (as they have) and our portfolio would benefit, if and when that happened.  Until then, we thought it wise to also buy some wonderful companies at attractive prices.

We are aware a good six-month or even one-year period doesn’t necessarily mark the beginning of a reversal of the painful trend of the massive outperformance of “Growth.” We can’t say for sure our (and your) frustrating multi-year walk through the performance desert is finally over.  There have been what proved to be false starts before and there’s no guarantee Lucy won’t pull the football away again.  In fact, we’d be surprised if there aren’t setbacks along the way.  We’ll continue to follow Dr. Pasteur’s example and be tenacious in our pursuit of value.

KIRR, MARBACH PARTNERS

VALUE FUND

Periods ending March 31, 2021(3)
(Total Returns-Dividends Reinvested in Index-Annualized*)

	KM Value Fund(1)	S&P 500 Index(2)
Six-months	34.49%	19.07%
One-year*	70.05%	56.35%
Three-years*	5.63%	16.78%
Five-years*	8.62%	16.29%
Ten-years*	7.98%	13.91%
Since Inception*
December 31, 1998	7.36%	7.44%

The Fund’s Gross Expense Ratio and Net Expense Ratio were 1.64% and 1.45%, respectively, according to the Prospectus dated January 28, 2021.  Contractual fee waivers are in effect until February 28, 2022.

Performance data quoted represents past performance; past performance is no guarantee of future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling 1-800-870-8039.  The fund imposes a 1.00% redemption fee on shares held less than 30 days.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be reduced.

(1)
The performance data quoted assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	The S&P 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.
(3)	One-year, Three-years, Five-years, Ten-years and Since Inception returns are Average Annualized Returns.

Percent Change in Top Ten Holdings from Book Cost (as of 3/31/2021)

1.	MasTec, Inc.	+440.4%	6.	Canadian Pacific Railway Ltd.	+2449.9%
2.	Colliers International Group, Inc.	+158.3%	7.	Cognizant Technology Solutions	+729.3%
3.	Alphabet, Inc.	+68.2%	8.	EMCOR Group, Inc.	+2669.4%
4.	AutoZone, Inc.	+1206.4%	9.	XPO Logistics, Inc.	+102.4%
5.	Dollar Tree, Inc.	+1554.6%	10.	SS&C Technologies Holdings, Inc.	+29.3%

Performance quoted represents past performance and is no guarantee of future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Regards,

Mark D. Foster, CFA	Mickey Kim, CFA
President	Vice-President, Treasurer and Secretary

KIRR, MARBACH PARTNERS

VALUE FUND

Mutual fund investing involves risk.  Principal loss is possible.

Value Fund invests in foreign securities, which involves greater volatility and political, economic and currency risks and differences in accounting methods.  Value Fund may also invest in small- and medium-capitalization companies, which tend to have more limited liquidity and greater price volatility than large-capitalization companies.

Past performance is not a guarantee of future results.

Please refer to the Schedule of Investments for complete fund holdings information.

The information provided herein represents the opinion of Value Fund’s investment adviser and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

A stock’s market capitalization is calculated by multiplying the price of the stock by the number of shares outstanding.

This material must be preceded or accompanied by a current Prospectus.

Quasar Distributors, LLC is the Distributor for Value Fund.

For further information about Value Fund and/or an account application, please call Matt Kirr at Value Fund at (812) 376-9444 or (800) 808-9444 or write to Value Fund at 621 Washington Street, Columbus, IN  47201.

KIRR, MARBACH PARTNERS

VALUE FUND

Value of $10,000 Investment (Unaudited)

This chart assumes an initial investment of $10,000. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed maybe worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Rate of Return (%)

	One Year Ended	Five Years Ended	Ten Years Ended	Since Inception* to
	March 31, 2021	March 31, 2021	March 31, 2021	March 31, 2021
Kirr Marbach Partners Value Fund	70.05%	8.62%	7.98%	7.36%
S&P 500 Index**	56.35%	16.29%	13.91%	7.44%

*	December 31, 1998
**
The Standard & Poor’s 500 Index (S&P 500 Index) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

KIRR, MARBACH PARTNERS

VALUE FUND

Expense Example
March 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 – March 31, 2021).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a transaction fee equal to 1.00% of the net amount of the redemption if you redeem your shares within 30 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expense Paid
	Account Value	Account Value	During Period
	10/1/20	3/31/21	10/1/20 – 3/31/21(1)
Actual	$1,000.00	$1,344.90	$8.48

Hypothetical (5% return before expenses)	1,000.00	1,017.70	7.29

(1)
Expenses are equal to the Fund’s annualized expense ratio after reimbursement of 1.45% multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.  The annualized expense ratio prior to reimbursement was 1.62%.

KIRR, MARBACH PARTNERS

VALUE FUND

Allocation of Portfolio Net Assets (Unaudited)
March 31, 2021

Top Ten Equity Holdings (Unaudited)
as of March 31, 2021
(% of net assets)

MasTec, Inc.	4.7%
Colliers International Group, Inc.	4.5%
Alphabet, Inc. – Class A	4.3%
AutoZone, Inc.	4.3%
Dollar Tree, Inc.	3.9%
Canadian Pacific Railway Ltd.	3.9%
Cognizant Technology Solutions Corp. – Class A	3.7%
Emcor Group, Inc.	3.6%
XPO Logistics, Inc.	3.5%
SS&C Technologies Holdings, Inc.	3.3%

KIRR, MARBACH PARTNERS

VALUE FUND

Schedule of Investments
March 31, 2021 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS – 99.3%

	Basic Materials – 2.4%
16,507	Innospec, Inc.	$1,695,104

	Communications – 9.7%
1,474	Alphabet, Inc., Class A*	3,040,155
35,070	eBay, Inc.	2,147,687
5,350	Liberty SiriusXM Group – Class A*	235,828
30,880	Liberty SiriusXM Group – Class C*	1,362,117
		6,785,787
	Consumer Cyclical – 15.5%
2,142	AutoZone, Inc.*	3,008,010
24,219	Dollar Tree, Inc.*	2,772,107
58,411	Extended Stay America, Inc.	1,153,617
50,380	The Shyft Group, Inc.	1,874,136
16,843	Visteon Corp.*	2,054,004
		10,861,874
	Consumer Non Cyclical – 16.9%
21,471	Brink’s Co.	1,701,147
32,211	Colliers International
	Group, Inc. – ADR	3,164,409
29,261	Dentsply Sirona, Inc.	1,867,144
10,750	Horizon Therapeutics Plc – ADR*	989,430
4,675	ICU Medical, Inc.*	960,432
12,270	IHS Markit Ltd. – ADR	1,187,491
12,423	Zimmer Biomet Holdings, Inc.	1,988,674
		11,858,727
	Energy – 1.2%
15,773	Marathon Petroleum Corp.	843,698

	Financial – 9.0%
9,800	Aon Plc, Class A – ADR	2,255,078
22,963	Heritage Insurance Holdings, Inc.	254,430
1,816	Markel Corp.*	2,069,550
27,024	Voya Financial, Inc.	1,719,807
		6,298,865
	Industrials – 26.0%***
36,980	API Group Corp.*	764,746
21,492	Arcosa, Inc.	1,398,914
7,254	Canadian Pacific Railway Ltd. – ADR	2,751,370
22,393	EMCOR Group, Inc.	2,511,599
6,865	L3Harris Technologies, Inc.	1,391,398
35,164	MasTec, Inc.*	3,294,867
19,485	Republic Services, Inc.	1,935,835
26,432	Stericycle, Inc.*	1,784,424
19,744	XPO Logistics, Inc.*	2,434,435
		18,267,588
	Technology – 16.6%
93,965	BlackBerry Ltd. – ADR*	792,125
4,908	Broadcom, Inc.	2,275,643
33,325	Cognizant Technology
	Solutions Corp. Class A	2,603,349
1,465	Constellation Software, Inc.	2,045,941
54,055	Dropbox, Inc., Class A*	1,441,106
33,582	SS&C Technologies Holdings, Inc.	2,346,374
2,725	Topicus.com, Inc.*	178,978
		11,683,516
	Utilities – 2.0%
79,769	Vistra Energy Corp.	1,410,316
	TOTAL COMMON STOCKS
	(Cost $34,260,920)	69,705,475

	SHORT-TERM INVESTMENT – 1.7%
1,199,597	First American Government
	Obligations Fund –
	Class X , 0.04%**	1,199,597
	(Cost $1,199,597)
	Total Investments
	(Cost $35,460,517) – 101.0%	70,905,072
	Other Assets and Liabilities,
	Net – (1.0)%	(678,347)
	TOTAL NET ASSETS – 100.0%	$70,226,725

*	Non-income producing security.
**	Rate in effect as of March 31, 2021.
***	As of March 31, 2021, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 1 (i) in Notes to the Financial Statements.

ADR – American Depository Receipt.

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

Statement of Assets and Liabilities
March 31, 2021 (Unaudited)

ASSETS:
Investments, at current value
(cost $35,460,517)	$70,905,072
Receivable for investment securities sold	345,472
Dividends receivable	22,287
Prepaid expenses	16,498
Receivable for Fund shares sold	5,443
Interest receivable	18
Total Assets	71,294,790

LIABILITIES:
Payable for investment securities purchased	972,320
Payable to Adviser	50,451
Accrued expenses	24,701
Payable for audit fees	11,103
Accrued distribution fees	9,490
Total Liabilities	1,068,065

NET ASSETS	$70,226,725

NET ASSETS CONSIST OF:
Capital Stock	$32,726,884
Total Distributable Earnings	37,499,841
Total Net Assets	$70,226,725

Shares outstanding (500,000,000
shares of $0.01 par value authorized)	2,746,311

Net asset value and offering price per share(1)	$25.57

(1)	A redemption fee is assessed against shares redeemed within 30 days of purchase.

Statement of Operations
Six Months Ended March 31, 2021
(Unaudited)

INVESTMENT INCOME:
Dividend income
(net of withholding of $2,377)	$379,250
Interest income	62
Total Investment Income	379,312

EXPENSES:
Investment Adviser fees	318,650
Legal fees	58,049
Distribution fees	30,625
Administration fees	24,573
Transfer agent fees	20,417
Federal & state registration fees	16,218
Fund accounting fees	12,999
Audit fees	11,102
Custody fees	6,645
Postage & printing fees	6,625
Directors fees	6,006
Other	4,619
Total expenses before reimbursement	516,528
Less: Reimbursement from Investment Adviser	(54,486)
Net Expenses	462,042

NET INVESTMENT LOSS	(82,730)

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gains on investments	1,630,189
Net change in unrealized
appreciation/depreciation on investments	16,900,056

Net realized and unrealized
gain on investments	18,530,245

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$18,447,515

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended
	March 31, 2021	Year Ended
	(Unaudited)	September 30, 2020
OPERATIONS:
Net investment loss	$(82,730)	$(269,444)
Net realized gain on investments	1,630,189	856,027
Net change in unrealized appreciation/depreciation on investments	16,900,056	(7,241,934)
Net increase (decrease) in net assets resulting from operations	18,447,515	(6,655,351)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	660,644	3,458,396
Proceeds from reinvestment of distributions	842,586	1,368,254
Payments for shares redeemed	(2,975,481)	(10,839,615)
Net decrease in net assets resulting from capital share transactions	(1,472,251)	(6,012,965)

DISTRIBUTIONS TO SHAREHOLDERS	(872,132)	(1,413,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,103,132	(14,081,842)

NET ASSETS:
Beginning of period	54,123,593	68,205,435
End of period	$70,226,725	$54,123,593

CHANGES IN SHARES OUTSTANDING:
Shares sold	28,159	191,353
Shares issued to holders in reinvestment of dividends	36,428	60,196
Shares redeemed	(127,003)	(541,050)
Net decrease	(62,416)	(289,501)

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	March 31, 2021(1)	Year Ended September 30,
	(Unaudited)	2020	2019	2018	2017	2016
PER SHARE DATA:

Net asset value, beginning of period	$19.27	$22.01	$25.49	$25.03	$22.65	$21.38

Investment operations:
Net investment income (loss)	(0.03)	(0.08)	(0.05)	(0.10)	(0.08)	0.16
Net realized and unrealized
gain (loss) on investments	6.64	(2.18)	(1.71)	2.27	3.75	1.18
Total from investment operations	6.61	(2.26)	(1.76)	2.17	3.67	1.34

Less distributions:
Dividends from net investment income	—	—	—	—	—	—
Dividends from net capital gains	(0.31)	(0.48)	(1.72)	(1.71)	(1.29)	(0.07)
Total distributions	(0.31)	(0.48)	(1.72)	(1.71)	(1.29)	(0.07)

Paid in capital from redemption fees	—	—	— (2)	—	— (2)	— (2)

Net asset value, end of period	$25.57	$19.27	$22.01	$25.49	$25.03	$22.65

TOTAL RETURN	34.49%	-10.59%	-5.53%	8.80%	16.72%	6.29%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$70.2	$54.1	$68.2	$79.8	$76.4	$70.2
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.62%	1.64%	1.54%	1.46%	1.47%	1.49%
After expense reimbursement/recoupment	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%
Ratio of net investment income (loss)
to average net assets:
Before expense reimbursement/recoupment	(0.43)%	(0.65)%	(0.34)%	(0.37)%	(0.35)%	0.70%
After expense reimbursement/recoupment	(0.26)%	(0.46)%	(0.25)%	(0.36)%	(0.33)%	0.74%

Portfolio turnover rate	5%	23%	22%	14%	16%	23%

(1)	All ratios for the six month period ended March 31, 2021 have been annualized, except total return and portfolio turnover.
(2)	Less than $0.01 per share.

See Notes to the Financial Statements

KIRR, MARBACH PARTNERS

VALUE FUND

Notes to the Financial Statements
March 31, 2021 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Kirr, Marbach Partners Funds, Inc. (the “Corporation”) was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.” The one series presently authorized is Kirr, Marbach Partners Value Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital growth. The Fund commenced operations on December 31, 1998.

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

a)
Investment Valuation – Securities listed on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded. Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors. Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934.  Debt securities, including short-term debt instruments having maturities less than 60 days, are valued at the mean between the bid and asked prices as reported by an approved pricing service.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the following three broad categories:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

KIRR, MARBACH PARTNERS

VALUE FUND

Notes to the Financial Statements (Continued)
March 31, 2021 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks	$69,705,475	$—	$—	$69,705,475
Short-Term Investment	1,199,597	—	—	1,199,597
Total Investments	$70,905,072	$—	$—	$70,905,072

Refer to the Schedule of Investments for industry classifications.

b)
Federal Income Taxes – A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended September 30, 2020, or for any other tax years which are open for exam. As of September 30, 2020, open tax years include the tax years ended September 30, 2017 through 2020. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended March 31, 2021, the Fund did not incur any interest or penalties.

c)	Income and Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.

d)
Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. All short term capital gains are included in ordinary income for tax purposes.

e)
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

f)
Repurchase Agreements – The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

KIRR, MARBACH PARTNERS

VALUE FUND

Notes to the Financial Statements (Continued)
March 31, 2021 (Unaudited)

g)
Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

h)
COVID-19 – The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

i)
Sector Risks – As of March 31, 2021, the Fund had a significant portion of their assets invested in the industrials sector. The industrials sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation, and intellectual property issues.

j)	Subsequent Events – Management has evaluated Fund related events and transactions that occurred subsequent to March 31, 2021 through the date of issuance of the Fund’s financial statements.

2. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, by the Fund for the period ended March 31, 2021, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	3,411,137	6,105,103

KIRR, MARBACH PARTNERS

VALUE FUND

Notes to the Financial Statements (Continued)
March 31, 2021 (Unaudited)

At September 30, 2020, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$34,605,812
Gross unrealized appreciation	$22,095,237
Gross unrealized depreciation	$(2,819,720)
Net unrealized appreciation	$19,275,517
Undistributed ordinary income	—
Undistributed long-term capital gain	$872,120
Total distributable earnings	$872,120
Other accumulated losses	$(223,179)
Total accumulated earnings	$19,924,458

As of September 30, 2020, the Fund’s most recently completed fiscal year end, the Fund did not have any capital loss carryovers.  A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year.  Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31.  For the taxable year ended September 30, 2020, the Fund did not defer any qualified late year losses.

The tax character of distributions paid during the period ended March 31, 2021 were as follows:

Ordinary Income*	Long Term Capital Gains**	Total
$—	$872,132	$872,132

The tax character of distributions paid during the year ended September 30, 2020 were as follows:

Ordinary Income*	Long Term Capital Gains**	Total
$—	$1,413,526	$1,413,526

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income.

**
The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

3. AGREEMENTS

The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the “Investment Adviser”). Pursuant to its advisory agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund’s daily net assets.

The Investment Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed 1.45% of its average daily net assets until February 28, 2022.  The Investment Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after February 28, 2022. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or

KIRR, MARBACH PARTNERS

VALUE FUND

Notes to the Financial Statements (Continued)
March 31, 2021 (Unaudited)

reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.45%, provided, however, that the Investment Adviser shall only be entitled to recoup such amounts for a period of thirty-six months following the date on which such fee waiver or expense reimbursement was made. Waived/reimbursed fees and expenses subject to potential recovery by month of expiration are as follows:

Year of expiration	Amount
April 2021 – September 2021	$15,187
October 2021 – September 2022	61,289
October 2022 – September 2023	111,816
October 2023 – September 2024	54,486
$242,778

As of March 31, 2021, it was possible, but not probable, those amounts would be recovered by the Investment Adviser. At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC, (the “Distributor”), a wholly-owned broker-dealer subsidiary of Foreside serves as principal underwriter of the shares of the Fund and is no longer affiliated with U.S. Bancorp. The Fund’s shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which authorizes the Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provided shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund’s average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the period ended March 31, 2021, the Fund incurred expenses of $30,625 pursuant to the 12b-1 Plan.

U.S Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

The Fund imposes a 1.00% redemption fee on shares held 30 days or less. For the period ended March 31, 2021 and the year ended September 30, 2020, the Fund collected $0 and $0, respectively, in redemption fees.

KIRR, MARBACH PARTNERS

VALUE FUND

Additional Information
March 31, 2021 (Unaudited)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On November 20, 2020, at the meeting of the Board of Directors of the Kirr, Marbach Partners Fund, Inc. (the “Corporation”), the directors, including a majority of the disinterested directors, approved the continuation of the investment advisory agreement dated June 10, 2005 (the “Advisory Agreement”) between the Corporation and Kirr, Marbach & Company, LLC (the “Adviser”). It was noted that, as described in the Adviser’s memorandum, the Adviser has significant experience providing investment advice and is qualified to provide investment advisory services to the Fund. In addition, it was noted that the Adviser promoted a culture of compliance. The directors noted that the Fund’s performance has lagged its benchmark. The directors considered the Adviser’s explanation for the Fund’s underperformance. The directors also considered the Adviser’s recent modifications to the portfolio to adjust the portfolio’s composition to be more responsive to the current market environment. The directors were satisfied with the Adviser’s explanations relating to these periods. The directors also noted that a significant percentage of the Fund is owned by Adviser insiders and therefore the directors feel that the Adviser’s interests are aligned with other Fund shareholders. The directors considered information relating to the Fund’s fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios. Specifically, the directors reviewed charts prepared by the administrator based on data compiled by a nationally recognized third party comparative data provider. In connection with this, the directors also considered the control of the Fund’s operating expenses through the expense cap agreement, and noted that the current expense cap agreement maintains an overall reasonable total expense level as evidenced by the comparative data presented at the meeting. In addition, the Board noted that the Adviser is providing substantially similar investment advisory services to the Fund and its other separate account clients and, with the current expense cap arrangement in place, providing such services to the Fund at substantially similar rates to those charged to the Adviser’s other clients. The directors considered whether the Adviser would receive any fall-out benefits through its relationship with the Fund, and it was noted that because none of the other service providers to the Fund are affiliated with the Adviser, there are no identifiable material fall-out benefits accruing to the Adviser. The directors considered the Adviser’s cost of providing services to the Fund and the profitability of its relationship to the Fund. It was noted that the Adviser’s profitability was in line with its profitability for providing investment advice to its separate account clients given the current expense cap agreement, and the directors noted that the Adviser’s profit in connection with its services to the Fund appeared reasonable. The directors considered whether economies of scale were being realized that could justify reduced expenses for the Fund. It was noted that current asset levels slightly increased from the prior year. During the deliberations, the disinterested directors did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement. The disinterested directors evaluated all information presented to them and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed.

KIRR, MARBACH PARTNERS

VALUE FUND

Additional Information (Continued)
March 31, 2021 (Unaudited)

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  For information on the Public Reference Room call 1-800-SEC-0330.

AVAILABILITY OF PROXY VOTING INFORMATION

Both a description of the Fund’s Proxy Voting Policies and Procedures and information about the Fund’s proxy voting record will be available (1) without charge, upon request, by calling 1-800-870-8039, and (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

Directors
Mark Foster, CFA
Mickey Kim, CFA
Jeffrey N. Brown
Mark E. Chesnut
John Elwood

Principal Officers
Mark D. Foster, CFA, President
Mickey Kim, CFA, Vice President, Treasurer and Secretary

Investment Adviser
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, IN 47201

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Administrator,
Transfer Agent and
Dividend – Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered
Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102

Legal Counsel
Kirkland & Ellis LLP
300 North LaSalle
Chicago, IL 60654

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s directors and is available without charge upon request by calling 1-800-808-9444.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-800-808-9444.  A description of the
Fund’s proxy voting policies and procedures is available on the Fund’s website, www.kmpartnersfunds.com, or on the SEC’s website, at
www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, is available without charge upon request by calling 1-800-808-9444 or on the SEC’s website, at www.sec.gov.

Semi-Annual Report

March 31, 2021

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)*    /s/Mr. Mark Foster
Mr. Mark Foster, President

Date    June 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Mr. Mark Foster
Mr. Mark Foster, President

Date    June 2, 2021

By (Signature and Title)*    /s/Mr. Mickey Kim
Mr. Mickey Kim, Treasurer

Date    June 2, 2021

* Print the name and title of each signing officer under his or her signature.